Dividends	12 Months Ended
Sep. 30, 2021
Dividends
Dividends

Note 29. Dividends

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 60 cents per share (2020: 31 cents, 2019: 80 cents) all fully franked at 30%	2,201	1,120	2,791	2,201	1,120
Total dividends not recognised at year end	2,201	1,120	2,791	2,201	1,120

The Board has determined a final fully franked dividend of 60 cents per share, to be paid on 21 December 2021 to shareholders on the register at the record date of 8 November 2021.

Shareholders can choose to receive their dividends as cash or reinvest for an equivalent number of shares under the Dividend Reinvestment Plan (DRP).

The Board has determined to satisfy the DRP for the 2021 final dividend by arranging for the purchase of shares in the market by a third party. The market price used to determine the number of shares allocated to DRP participants will be set over the 10 trading days commencing 11 November 2021 and will not include a discount.

Details of dividends recognised during the year are provided in the statement of changes in equity.

Westpac has announced an off-market buy-back of up to $3.5 billion worth of Westpac shares. Westpac's operating performance and progress on strategic priorities, including the completion of a number of divestments, have contributed to a strong capital position, allowing Westpac to return capital to shareholders.

Australian franking credits available to the Parent Entity for subsequent years are $3,857 million (2020: $3,448 million, 2019: $1,558 million). This is calculated as the year end franking credit balance, adjusted for the Australian current tax liability and the proposed 2021 final dividend.

New Zealand imputation credits

New Zealand imputation credits of NZ$ 0.07 (2020: NZ $0.07, 2019: NZ $0.07) per share will be attached to the proposed 2021 final dividend. New Zealand imputation credits available to the Parent Entity for subsequent years are NZ$820 million (2020: NZ $980 million, 2019: NZ $860 million). This is calculated on the same basis as the Australian franking credits but using the New Zealand current tax liability.

1.Letter to locally incorporated LCR authorised deposit taking institutions - "Committed Liquidity Facility update" dated 10 September 2021.

2.Noting that APRA may apply higher CET1 requirements for an individual ADI.

3.

If an ADI's CET1 ratio falls below the Total CET1 Requirement (at least 8)%, they face restrictions on the distribution of earnings, such as dividends, distribution payments on AT1 capital instruments and discretionary staff bonuses.

4.Allowing for quarterly volatility of capital ratios due to the half yearly cycle of ordinary dividend payments.